GMO International Quality ETF Annual Fund Operating Expenses - GMO International Quality ETF - International Quality ETF	Feb. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%